FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 01, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about financial instruments
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	January 1, 2023	January 2, 2022

Financial assets
Amortized cost:
Cash and cash equivalents	$150,417	$179,246
Trade accounts receivable	248,785	329,967
Financial assets included in prepaid expenses, deposits and other current assets	48,274	69,995
Long-term non-trade receivables included in other non-current assets	118	390
Derivative financial assets included in prepaid expenses, deposits and other current assets	23,765	62,758

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities (1)	$462,496	$436,073
Long-term debt - bearing interest at variable rates	730,000	400,000
Long-term debt - bearing interest at fixed rates (2)	200,000	200,000
Derivative financial liabilities included in accounts payable and accrued liabilities	8,712	4,328
1) Accounts payable and accrued liabilities include $26.9 million (January 2, 2022 - $18.1 million) under supply-chain financing arrangements (reverse factoring) with a financial institution, whereby receivables due from the Company to certain suppliers can be collected by the suppliers from a financial institution before their original due date. These balances are classified as accounts payable and accrued liabilities and the related payments as cash flows from operating activities, given the principal business purpose of the arrangement is to provide funding to the supplier and not the Company, the arrangement does not significantly extend the payment terms beyond the normal terms agreed with other suppliers, and no additional deferral or special guarantees to secure the payments are included in the arrangement. Accounts payable and accrued liabilities also include balances payable of $35.7 million (January 2, 2022 - $48.8 million) resulting mainly from a one-week timing difference between the collection of sold receivables and the weekly remittance to our bank counterparty under our receivables purchase agreement that is disclosed in note 7 to these consolidated financial statements.
2) The fair value of the long-term debt bearing interest at fixed rates was $197.1 million as at January 1, 2023 (January 2, 2022 - $212.2 million).

Disclosure of detailed information about hedging instruments
The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at January 1, 2023:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	39,600	1.2000	$47,520	$686	$(1,023)	$(337)
Sell EUR/Buy USD	42,544	1.0513	44,726	328	(1,355)	(1,027)
Sell CAD/Buy USD	47,531	0.7534	35,812	707	(56)	651
Buy CAD/Sell USD	30,497	0.7662	23,367	17	(815)	(798)
Sell AUD/Buy USD	12,258	0.6836	8,379	153	(122)	31
Sell MXN/Buy USD	63,776	0.0469	2,989	—	(242)	(242)
Buy EUR/Sell USD	3,137	1.0592	3,323	56	(14)	42
			$166,116	$1,947	$(3,627)	$(1,680)

The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at January 2, 2022:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	26,752	1.3769	$36,834	$808	$(54)	$754
Sell EUR/Buy USD	29,390	1.1916	35,020	1,592	—	1,592
Sell CAD/Buy USD	39,274	0.8015	31,478	665	—	665
Buy CAD/Sell USD	31,016	0.7840	24,316	92	(88)	4
Sell AUD/Buy USD	8,885	0.7427	6,599	161	(13)	148
Sell MXN/Buy USD	151,791	0.0480	7,279	39	(11)	28
			$141,526	$3,357	$(166)	$3,191
The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at January 1, 2023:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months

Forward contracts	Cotton	118.9 million pounds	$5,105	$—	$5,105
Swap & option contracts	Energy	1.7 million gallons	253	(358)	(105)
			$5,358	$(358)	$5,000
(1) Notional amounts are not in thousands.

The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at January 2, 2022:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months

Forward contracts	Cotton	251.0 million pounds	$56,419	$—	$56,419
Swap & option contracts	Energy	5.7 million gallons	1,660	(102)	1,558
			$58,079	$(102)	$57,977
(1) Notional amounts are not in thousands.
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at January 1, 2023:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate(2)	current assets	accrued liabilities
Term Loan(1)
$75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	$435	$—
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.51%	US LIBOR	2,124	—
25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	US LIBOR	1,839	—
50,000	April 30, 2025	Pay fixed rate / receive floating rate	0.78%	US LIBOR	3,346	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.59%	US LIBOR	443	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.23%	US LIBOR	1,999	—
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	1,394	—
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	4,880	—
					$16,460	$—
(1) The notional amounts for the interest rate swap contracts maturing in 2025 and 2026 are extensions to the $100 million interest rate swap contracts originally entered into related to the $300 million term loan.
(2) The Company and its counterparties under interest rate swap agreements have begun discussions to negotiate the substitution of reference rates in such agreements.
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at January 2, 2022:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	$—	$(2,272)
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.51%	US LIBOR	32	(744)
25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	US LIBOR	167	(154)
50,000	April 30, 2025	Pay fixed rate / receive floating rate	0.78%	US LIBOR	624	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.59%	US LIBOR	—	(22)
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.23%	US LIBOR	171	—
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	—	(380)
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	328	(454)
					$1,322	$(4,026)
(1) The notional amounts for the interest rate swap contracts maturing in 2025 and 2026 were extensions to the $100 million interest rate swap contracts originally entered into related to the $300 million term loan.

Disclosure of detailed information about hedged items
The following table summarizes the Company’s hedged items as at January 1, 2023:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$(1,359)	$1,359
Forecast expenses	—	—	(750)	750

Commodity risk:
Forecast purchases	—	—	(4,112)	4,112

Interest rate risk:
Forecast interest payments	—	—	16,066	(16,066)
	$—	$—	$9,845	$(9,845)

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s hedged items as at January 2, 2022:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$2,554	$(2,554)
Forecast expenses	—	—	4	(4)

Commodity risk:
Forecast purchases	—	—	64,813	(64,813)

Interest rate risk:
Forecast interest payments	—	—	(2,562)	2,562
	$—	$—	$64,809	$(64,809)

Disclosure of detailed information about financial expenses, net	Financial expenses, net:

	2022	2021

Interest expense on financial liabilities recorded at amortized cost (1)	$25,619	$14,923
Bank and other financial charges	10,524	8,823
Interest accretion on discounted lease obligations	3,097	2,650
Interest accretion on discounted provisions	47	153
Foreign exchange (gain) loss	(2,330)	782
	$36,957	$27,331
(1) Net of capitalized borrowing costs of $2.3 million (2021 - $1.6 million).

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting	Hedging components of other comprehensive income (“OCI”):

	2022	2021

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$10,965	$3,599
Commodity price risk	46,056	83,130
Interest rate risk	18,628	8,203

Income taxes	(110)	(36)

Amounts reclassified from OCI to inventory, related to commodity price risk	(114,989)	(22,515)

Amounts reclassified from OCI to net earnings, related to foreign currency risk, commodity risk, and interest rate risk, and included in:
Net sales	(11,904)	3,326
Cost of sales	22	—
Selling, general and administrative expenses	316	(1,992)
Financial expenses, net	(4,100)	146
Income taxes	152	(14)
Other comprehensive (loss) income	$(54,964)	$73,847